Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Leisure Portfolio
November 30, 2024
LEI-NPRT3-0125
1.810675.120
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 2.5%
Consumer Discretionary - 2.5%
Hotels, Restaurants & Leisure - 2.5%
Restaurant Brands International Inc	260,974	18,178,986
UNITED KINGDOM - 1.4%
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
Flutter Entertainment PLC (a)	12,000	3,315,840
Flutter Entertainment PLC (United Kingdom) (a)	25,300	6,956,904

TOTAL UNITED KINGDOM		10,272,744
UNITED STATES - 95.6%
Communication Services - 0.2%
Entertainment - 0.2%
TKO Group Holdings Inc Class A (a)	11,700	1,614,132
Consumer Discretionary - 94.5%
Diversified Consumer Services - 3.2%
Bright Horizons Family Solutions Inc (a)	33,100	3,827,353
European Wax Center Inc Class A (a)(b)	581,500	3,494,815
KinderCare Learning Cos Inc (a)(b)	15,500	368,745
Service Corp International/US (b)	180,500	15,990,495
		23,681,408
Hotels, Restaurants & Leisure - 90.3%
Airbnb Inc Class A (a)	250,000	34,027,500
Aramark (b)	282,100	11,478,649
Booking Holdings Inc	15,259	79,377,013
Brinker International Inc (a)	30,700	4,060,689
Caesars Entertainment Inc (a)	372,649	14,343,260
Carnival Corp (a)	834,800	21,228,964
Chipotle Mexican Grill Inc (a)	547,750	33,697,580
Churchill Downs Inc (b)	99,796	14,182,010
Darden Restaurants Inc	10,600	1,868,462
Domino's Pizza Inc	48,642	23,162,834
DoorDash Inc Class A (a)	51,400	9,276,672
DraftKings Inc Class A (a)	206,700	9,022,455
Dutch Bros Inc Class A (a)	264,586	14,216,206
First Watch Restaurant Group Inc (a)(b)	247,000	4,715,230
Hilton Worldwide Holdings Inc	223,532	56,651,950
Las Vegas Sands Corp	304,200	16,140,852
Light & Wonder Inc Class A (a)	21,100	2,005,344
Marriott International Inc/MD Class A1	143,225	41,404,915
McDonald's Corp	357,493	105,821,503
MGM Resorts International (a)	18,300	701,622
Penn Entertainment Inc (a)	325,300	7,023,227
Planet Fitness Inc Class A (a)	79,544	7,918,605
Red Rock Resorts Inc Class A	292,200	14,636,298
Royal Caribbean Cruises Ltd	143,500	35,022,610
Six Flags Entertainment Corp	14,400	665,136
Starbucks Corp	603,156	61,799,364
Vail Resorts Inc	11,582	2,075,958
Wingstop Inc	11,500	3,780,855
Wynn Resorts Ltd	4,300	405,833
Yum! Brands Inc	200,800	27,899,152
		658,610,748
Leisure Products - 1.0%
BRP Inc Subordinate Voting Shares	142,000	6,929,353
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
US Foods Holding Corp (a)	90,400	6,307,208
TOTAL UNITED STATES		697,142,849
TOTAL COMMON STOCKS (Cost $383,887,932)		725,594,579

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	4,011,092	4,011,894
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	20,142,936	20,144,950
TOTAL MONEY MARKET FUNDS (Cost $24,156,844)			24,156,844

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $408,044,776)	749,751,423
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(20,540,145)
NET ASSETS - 100.0%	729,211,278

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	5,328,603	47,186,646	48,503,437	60,780	82	-	4,011,894	0.0%
Fidelity Securities Lending Cash Central Fund	7,464,044	252,007,568	239,326,662	20,944	-	-	20,144,950	0.1%
Total	12,792,647	299,194,214	287,830,099	81,724	82	-	24,156,844

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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